Consolidated statements of financial position (Parenthetical) - shares	Dec. 31, 2021	Dec. 31, 2020
Common units
Partners' equity
Number of units issued	51,137,201	47,517,824
Number of units outstanding	51,137,201	47,517,824
General partner units
Partners' equity
Number of units issued	1,077,494	1,021,336
Number of units outstanding	1,077,494	1,021,336
Preference units
Partners' equity
Number of units outstanding	13,616,022	14,350,000
Series A preference units
Partners' equity
Number of units issued	5,750,000	5,750,000
Number of units outstanding	5,750,000	5,750,000
Series B preference units
Partners' equity
Number of units issued	4,135,571	4,600,000
Number of units outstanding	4,135,571	4,600,000
Series C preference units
Partners' equity
Number of units issued	3,730,451	4,000,000
Number of units outstanding	3,730,451	4,000,000